Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 959,930	¥ 1,067,321	¥ 1,146,557
Purchase	2,062,790	1,682,181	1,370,387
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	141,323	125,318	93,187
Purchase	1,620,755	1,443,840	1,176,066
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	818,607	942,003	1,053,370
Purchase	¥ 442,035	¥ 238,341	¥ 194,321